united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/30/15

Item 1. Reports to Stockholders.

Dynamic Total Return Fund

Class I DYNIX

Semi-Annual Report

January 31, 2015

Dynamic Total Return Fund
Portfolio Review (Unaudited)
January 31, 2015

The Fund’s performance figures* for the period ended January 31, 2015, compared to its benchmarks:

Since Inception(a)
Class I	-2.45%
S&P 500 Total Return Index(b)	0.41%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 2.22% for Class I shares per the prospectus dated April 1, 2014. For performance information current to the most recent month-end, please call toll-free 1-866-551-7172.

(a)	Dynamic Total Return Fund commenced investment operations on September 2, 2014.

(b)	The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

Holdings by type of Investment	% of Net Assets
Cash & Cash Equivalents	100.0%
100.0%

Please refer to the Portfolio of Investment in this semi-annual report for detail analysis of the Fund’s Holdings

Dynamic Total Return Fund
Portfolio of Investments (Unaudited)
January 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 96.1%
9,053,807	Invesco STIT - Liquid Assets Portfolio, Institutional Class, to yield 0.07% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,053,807)	$9,053,807

	TOTAL INVESTMENTS - 96.1% (Cost - $9,053,807) (a)	$9,053,807

	OTHER ASSETS LESS LIABILITIES - 3.9%	370,271

	TOTAL NET ASSETS - 100.0%	$9,424,078

+	Rate shown represents the rate at January 31, 2015, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $9,053,807 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized depreciation	$—

See accompanying notes to financial statements.

Dynamic Total Return Fund
Statement of Assets and Liabilities (Unaudited)
January 31, 2015

ASSETS
Investment securities:
At cost	$9,053,807
At value	$9,053,807
Cash	49,754
Receivable for securities sold	360,694
TOTAL ASSETS	9,464,255

LIABILITIES
Accrued expenses and other liabilities	40,177
TOTAL LIABILITIES	40,177
NET ASSETS	$9,424,078

NET ASSETS CONSIST OF:
Paid in capital	$9,678,371
Undistributed net investment loss	(48,582)
Accumulated net realized loss	(205,711)
Net unrealized appreciation on investments	—
NET ASSETS	$9,424,078

NET ASSET VALUE PER SHARE:

Class I Shares:
Net Assets	$9,424,078
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	966,894
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.75

(a)	Redemptions made within 30 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Dynamic Total Return Fund
Statement of Operations (Unaudited)
For the Period Ended January 31, 2015 (a)

INVESTMENT INCOME
Interest Income	$29,867
Dividend Income	340
TOTAL INVESTMENT INCOME	30,207

EXPENSES
Investment advisory fees	51,176
Interest Expense	18,903
Transfer agent fees	12,428
Administrative services fees	11,802
Compliance officer fees	9,440
Accounting services fees	7,556
Legal fees	5,633
Custodian fees	4,599
Trustees fees and expenses	3,889
Printing and postage expenses	3,783
Non 12B-1 Shareholder Services	2,266
Audit fees	2,000
Registration fees	1,575
Insurance expense	980
Other expenses	796
TOTAL EXPENSES	136,826

Less: Fees waived by the Advisor	(8,529)
Fees waived/expenses reimbursed	(49,508)

NET EXPENSES	78,789

NET INVESTMENT LOSS	(48,582)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(167,851)
Securities Sold Short	(62,029)
Options written	28,957
Futures	—
Realized (loss) on investments	(200,923)

Net change in unrealized appreciation (depreciation) of:
Investments	—
Unrealized appreciation on investments	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(200,923)

NET DECREASE IN NET ASSETS	$(249,505)

(a)	The Dynamic Total Return Fund commenced investment operations on September 2, 2014.

See accompanying notes to financial statements.

Dynamic Total Return Fund

Statement of Changes in Net Assets (Unaudited)

For the
Period Ended
January 31, 2015 (a)
FROM OPERATIONS
Net investment loss	$(48,582)
Net realized loss from investments	(200,923)
Net change in unrealized appreciation from investments	—
Net decrease in net assets resulting from operations	(249,505)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	(4,788)
Net decrease in net assets resulting from distributions to shareholders	(4,788)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	10,335,997
Net asset value of shares issued in reinvestment of distributions:
Class I	4,788
Redemption fee proceeds:
Class I	298
Payments for shares redeemed:
Class I	(662,712)
Net increase in net assets from shares of beneficial interest	9,678,371

TOTAL INCREASE IN NET ASSETS	9,424,078

NET ASSETS
Beginning of Period	—
End of Period*	$9,424,078
* Includes undistributed net investment loss of:	$(48,582)

SHARE ACTIVITY
Class I:
Shares Sold	1,033,704
Shares Reinvested	491
Shares Redeemed	(67,301)
Net increase in shares of beneficial interest outstanding	966,894

(a)	The Dynamic Total Return Fund commenced investment operations on September 2, 2014.

See accompanying notes to financial statements.

Dynamic Total Return Fund
Financial Highlights (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I(1)
Period Ended
January 31, 2015

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.06)
Net realized and unrealized loss on investments	(0.18)
Total from investment operations	(0.24)

Less distributions from:
Net realized gains	(0.01)
Total distributions	(0.01)

Paid in Capital From Redemption Fees (3)	0.00

Net asset value, end of period	$9.75

Total return (4,5)	-2.45%

Net assets, at end of period (000s)	$9,424

Ratio of gross expenses to average net assets (including dividend and interest expense) (6,7,8)	3.99%
Ratio of net expenses to average net assets (including dividend and interest expense) (7,8)	2.30%
Ratio of net investment income to average net assets (including dividend and interest expense) (7)	-1.41%

Portfolio Turnover Rate (5)	441%

(1)	The Dynamic Total Return Fund commenced investment operations on September 2, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of redemption fees.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Ratios to average net assets (excluding dividend and interest expense)
Gross expenses (7,8)	3.44%
Net expenses (8)	1.75%

See accompanying notes to financial statements.

Dynamic Total Return Fund
Notes to Financial Statements (Unaudited)
January 31, 2015

1.	ORGANIZATION

The Dynamic Total Return Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced investment operations on September 2, 2014. The investment objective is to seek a combination of total return and prudent management of downside volatility.

The Fund offers Class I shares. Class A shares are currently not offered. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. All classes are subject to a 1% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment

Dynamic Total Return Fund
Notes to Financial Statements (Unaudited) (Continued)
January 31, 2015

of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dynamic Total Return Fund
Notes to Financial Statements (Unaudited) (Continued)
January 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,053,807	$—	$—	$9,053,807
Total Assets	$9,053,807	$—	$—	$9,053,807

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the tax year 2015. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Dynamic Total Return Fund
Notes to Financial Statements (Unaudited) (Continued)
January 31, 2015

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Short Sales – The Fund may employ “short selling” for both (1) investment purposes and (2) for defensive purposes as a hedging strategy. For investment purposes, when the Adviser believes that particular index, company or sector is relatively overvalued, the Fund may sell a security short with the expectation that it can be repurchased at a lower price, thus generating a gain for the Fund. For defensive purposes, when the Adviser believes that a security or group of securities in the Fund is susceptible to a decline in value, the Fund may sell a security short with the expectation any decline in value of the security sold short will serve to offset some of the decline in value suffered by the Fund’s portfolio of securities. A short sale strategy is different than a long-only strategy because it consists of selling borrowed shares in the hope that they can be bought back later at a lower price.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Short sales create a risk that the Fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the period ended January 31, 2015 amounted to $8,984,689 and $9,156,189, respectively.

Dynamic Total Return Fund
Notes to Financial Statements (Unaudited) (Continued)
January 31, 2015

4.	OPTION CONTRACTS

For the period ended January 31, 2015, the Fund’s net change in unrealized appreciation (depreciation) of investments amounted to $0, on written options subject to equity price risk. The Fund’s net realized gain (loss) from options written subject to equity price risk amounted to $28,957.

The number of option contracts written and the premiums received by the Fund during the period ended January 31, 2015 were as follows:

	Put Options		Call Options
	Number of	Option	Number of	Option
	Options	Premiums	Options	Premiums
Options outstanding beginning of year	—	$—	—	$—
Options written	5,166	59,608	67	5,559
Options closed	(954)	(9,539)	(5)	(401)
Options exercised	(107)	(4,634)	(44)	(4,220)
Options expired	(4,105)	(45,435)	(18)	(938)
Options outstanding end of year	—	$—	—	$—

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

5.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Dynamic Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive a portion of its advisory fee in the amount of 0.25% of the Fund’s average daily net assets until at least May 31, 2015. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.75% of the Fund’s average daily net assets for Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.75% of average daily net assets attributable to Class I shares, respectively the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.75% of average daily net assets for Class I shares, respectively. If Fund Operating Expenses attributable to Class I shares subsequently exceed 1.75% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended January 31, 2015, the Advisor has waived/reimbursed $58,037 in expenses to the Fund which may be recaptured no later than July 31, 2018.

Dynamic Total Return Fund
Notes to Financial Statements (Unaudited) (Continued)
January 31, 2015

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. Class A shares are currently not offered.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended January 31, 2015, the Fund assessed $4,788 on Class I shares in redemption fees.

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Invesco STIT Liquid Assets Portfolio Institutional Shares (the “Liquid Assets Portfolio”). The Fund may redeem its investment from the Liquid Assets Portfolio at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Liquid Assets Portfolio. The Liquid Assets Portfolio invests in short -term, high-credit-quality U.S.-dollar-denominated obligations and primarily include commercial paper, certificates of deposits, master and promissory notes, municipal securities and repurchase agreements. The financial statements of the Liquid Assets Portfolio including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2015 the percentage of the Fund’s net assets invested in the Liquid Assets Portfolio was 96.1%.

8.	LIQUIDATION

Effective January 23, 2015 the Fund ceased operations and all outstanding shares were redeemed on February 20, 2015.

Dynamic Total Return Fund
Notes to Financial Statements (Unaudited) (Continued)
January 31, 2015

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Dynamic Total Return Fund
Expense Example (Unaudited)
January 31, 2015

As a shareholder of the Dynamic Total Return Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Dynamic Total Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from August 1, 2014 through January 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 8/1/14	For the period**	Value 1/31/15	the Period*
Actual
Class I	$1,000.00	1.75%	$975.50	$7.15	***
Hypothetical
Class A	$1,000.00	1.75%	$1,013.45	$7.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

**	Annualized expense ratio does not include interest expenses.

***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 151/365 to reflect the period since inception from 9/2/14 through 1/31/15.

Approval of Investment Advisory and Sub-Advisory Agreements – Dynamic Total Return Fund

At a meeting held on December 6, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Dynamic Advisors, LLC (“Dynamic” or the “Adviser”) and the Trust, on behalf of the Dynamic Total Return Fund (the “Fund”), a new series of the Trust.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and projected expense ratio with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; and (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions.

In its consideration of the Advisory Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Dynamic related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Dynamic and its affiliates, an overview of the personnel that would perform services for the Fund, compliance policies and procedures including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 (“1940 Act”), from engaging in conduct prohibited by Rule 17j-1(b), and other policies and procedures of Dynamic pertaining to the Adviser’s management of risk, best execution of trades, and business continuity plan. In reaching its conclusions, the Board considered that Dynamic’s personnel have experience managing portfolios consistent with the Fund’s proposed investment strategies through affiliates of Dynamic. The Board considered the growth of Dynamic’s affiliates, Dynamic’s demonstrated focus on delivering positive performance to prospective shareholders, and that Dynamic’s proposed marketing and distribution strategy would likely benefit the Fund and its future shareholders. The Board also considered Dynamic’s capabilities in monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Board then concluded that Dynamic had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Dynamic to the Fund were satisfactory.

Performance. The Board considered that the Fund and Dynamic are newly formed and as such did not have a record of prior performance to submit at the Meeting. The Board noted that the Fund’s portfolio managers have extensive investment management experience using similar investment strategies, but that the Fund’s investment strategy would be an aggregation of those investment strategies and are not considered to be comparable to the Fund’s strategies. The Board concluded that, based on Dynamic’s in-person presentation and the prior experience and qualifications of the portfolio management team, Dynamic is expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Dynamic, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies and comparable asset levels (“Peer Group”). The Board considered that Dynamic proposed to charge an advisory fee of 1.50% of the Fund’s average net assets. The Board considered that the proposed advisory fee is higher than the median reflected in the Peer Group, but not the highest. The Board noted that the Fund’s overall estimated expenses were lower than the median of the Peer Group, but not the lowest. The Board considered that Dynamic has agreed to reimburse expenses to limit net annual operating expenses to 2.00% and 1.84% of the average net assets of Class A and Class I shares of the Fund, respectively. The Board concluded that the proposed contractual advisory fee to be paid to Dynamic was fair and reasonable and that the overall expense ratio was acceptable in light of these factors.

Profitability. The Board considered Dynamic’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Dynamic and concluded that, based on the Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Fund, it was satisfied that Dynamic’s anticipated level of profitability from its relationship with the Fund would not be excessive during the Fund’s start-up phase.

Economies of Scale. The Board considered whether Dynamic would realize economies of scale with respect to its management of the Fund. The Board considered the estimated profitability analysis included in the Board Materials and that during the initial term of the Advisory Agreement, the Fund will likely not achieve meaningful economies of scale based on the expenses of managing the Fund and projected asset levels. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Conclusion. The Board, having requested and received such information from Dynamic as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and assisted by the advice of independent counsel, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

The Board also considered the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, Dynamic and One Oak Capital Management, LLC (“One Oak” or the “Sub-Adviser”) at meetings held on February 21, 2014 and March 14, 2014 (the “Meetings”).

In connection with the Board’s consideration of the Sub-Advisory Agreement, the Sub-Adviser provided the Board in advance of the Meetings with written materials, which included information regarding: (a) a description of the Sub-Adviser’s investment management personnel and ownership structure; (b) the Sub-Adviser’s operations and financial condition; (c) the Sub-Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the sub-advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the anticipated level of profitability from the Sub-Adviser’s fund-related operations; (f) the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance record of a sub-account of a private fund managed by the Sub-Adviser, having substantially similar investment strategies as those the Sub-Adviser proposes to employ for the Fund.

In its consideration of the Sub-Advisory Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Sub -Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed the materials provided by One Oak relating to the proposed Sub-Advisory Agreement, including (i) copies of the proposed Sub-Advisory Agreement; (ii) One Oak’s Form ADV Part I; (iii) a description of the manner in which investment decisions are to be made and executed; (iv) a review of the professional personnel that would perform services for the Fund; (v) a review of One Oak’s financial condition; and (vi) One Oak’s compliance policies and procedures, including One Oak’s business continuity plan, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), and other policies and procedures of One Oak pertaining to risk management.

In reaching its conclusions, the Board considered that it had received written materials and an oral presentation demonstrating the experience of One Oak’s personnel in managing assets utilizing similar investment strategies to those of the Fund. The Board considered that Dynamic will delegate day-to–day investment decisions of a portion of the Fund’s assets to One Oak, and that Dynamic will retain active portfolio management of a portion of the total portfolio as well as direction and operational oversight of One Oak. The Board noted that One Oak’s management of a portion of the Fund’s assets will offer investors access to an investment strategy that would otherwise require a large allocation of capital to pursue directly. The Board considered the depth of management experience of One Oak’s key personnel and their experience managing accounts with similar investment strategies. The Board concluded that One Oak had quality and depth of personnel, resources, investment methods and compliance policies and procedures essential for performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by One Oak to the Fund were satisfactory and reliable.

Performance. The Board considered the performance of a sub-account of a private fund managed by One Oak (the “Performance Information”). The Board considered that the sub-account had returned 12.86% on an annualized basis over the account’s 10-month track record, noting that the account utilizes a higher degree of leverage than would be permitted under the 1940 Act. The Board noted that the private fund outperformed the investment strategy’s benchmark, the Barclay’s U.S. Capital Aggregate Bond Index, for each one-month period from April 2013 through January 2014, except during April, May and July 2013. The Board concluded that although the measured time period was short, the Performance Information was satisfactory, and that One Oak was expected to obtain an acceptable level of investment return.

Fees and Expenses. The Board discussed the proposed sub-advisory fee of 0.40% and the profits to be realized by One Oak. The Board also considered and the allocation of the advisory fee as between Dynamic and One Oak, and noted that Dynamic receives 1.50% of the Fund’s average daily net assets (1.25% after the fee waiver) and that the proposed sub-advisory fee payable to One Oak for managing a portion of the Fund’s assets is 0.40%. The Board considered that Dynamic is responsible for the management of the Fund’s operations and the payment of Fund expenses as the Fund’s investment adviser, will continue to directly manage a portion of the Fund’s assets and will determine the allocation of the Fund’s assets that One Oak will manage. The Board further compared the proposed sub-advisory fee to a peer group of funds with similar investment mandates that utilize sub-advisers for some or all of the comparable fund’s investment management. The Board noted that while such a comparison was limited, based on the information available, the proposed sub-advisory fee was within the range of the sub-advisory fees paid to the sub-advisers of these peer funds for similar services.

The Board concluded that the proposed sub-advisory fees to be paid to One Oak were fair and reasonable and that the allocation of the advisory fee as between Dynamic and One Oak, and the portion retained by each, was reasonable in relation to the proposed services.

Profitability. The Board reviewed and considered an estimated profitability report and analysis and select financial information of One Oak that One Oak had prepared. The Board concluded that based on the services to be provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from One Oak’s relationship with the Fund were not excessive.

Economies of Scale. The Board considered the extent to which the Fund would realize economies of scale as it grows and whether the proposed sub-advisory fee reflects those economies of scale. The Board considered that the realization of economies of scale would be substantially realized by the Fund’s investment adviser, and further, due to the Fund’s anticipated size during the initial term of the investment advisory agreement and Sub-Advisory Agreement, economies of scale were not a relevant consideration at this time. The Board would reconsider the issue as appropriate.

Conclusion. The Board requested and received such information from One Oak as it believes to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement. With the assistance and advice of independent counsel, the Board, including a majority of the Board, determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-551-7172 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-551-7172.

Investment Advisor
Dynamic Advisors, LLC
1014 Market Street
Kirkland, WA 98033

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 4/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 4/10/15

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 4/10/15